Members' Equity (Deficit) And Redeemable Preferred Units	12 Months Ended
Dec. 31, 2020
Subsidiaries [Member]
Limited Liability Company LLC Members Equity and Redeemable Preferred Units [Line Items]
Disclosure of Limited Liability Company LLC Members Equity and Redeemable Preferred Units [Text Block]
18. M
EMBERS
’ E
QUITY
(D
EFICIT
)
AND
R
EDEEMABLE
P
REFERRED
U
NITS
The following summarizes the rights, preferences, and privileges of the Company’s Senior Preferred Units, Preferred Units, and Common Units:
Yield Percentages and Compounding
— The Company’s Senior Preferred Units compound semi-annually at a per annum yield rate of 12.5%.
Liquidation Preference
— Senior Preferred Units rank in highest priority for liquidation relative to other units. The Senior Preferred Units hold first and second priority liquidation preference: first for an amount equal to the sum of the amount of the aggregate unpaid yield and aggregate unreturned capital, and second for payment of any reasonable out-of-pocket
expenses associated with certain agreements. The Preferred Units have a liquidation preference subsequent to the Senior Preferred Units, but before the Common Units, for an amount equal to the aggregate unreturned capital. The Common Units rank lowest in liquidation priority.
Dividends
— Unit holders are entitled to distributions when declared by our parent, Hoya Topco, LLC. Distributions are made first to the holders of the Senior Preferred Units in an amount equal to the aggregate unpaid yield and aggregate unreturned capital. The yield on the Senior Preferred Units increases by 100 basis points upon the seventh, eighth, and ninth anniversaries from the date of issuance, which was June 30, 2017. Distributions to Preferred Units are after Senior Preferred Units but before Common Units, in an amount equal to the aggregate unreturned capital. After all Senior Preferred and Preferred Units distributions have been made, any remaining available amount would be distributed to the Common Units. There is no stated yield on the Preferred Units and the Preferred Units do not participate in any residual earnings of the Company.
As of December 31, 2020, no distributions toward unpaid yield or unreturned capital have been made.
Conversion Rights
— The holders of the Senior Preferred and Preferred Units do not possess conversion rights.
Voting Rights
— The holders of the Senior Preferred Units and Preferred Units do not possess voting rights.
Redemption Rights
— The holders of the Class A Preferred Units at the Hoya Topco, LLC level have the right to require Hoya Topco, LLC to repurchase or redeem the then outstanding Class A Preferred Units upon the acceleration of debt, upon the sale of the Company, or upon an initial public offering. Such redemption would also cause the Senior Preferred Units of the Company to be redeemed based on the payout structure of these units. Additionally, Hoya Topco, LLC holds the Senior Preferred Units and has a call right on the Class A Preferred Units of Hoya Topco, LLC. The Senior Preferred Units would be redeemed based on their payout structure if the call right is exercised.
The redemption price equals (i) the liquidation preference as described above plus (ii) a premium. The premium is 4.0% if the redemption occurs between July 1, 2019 and June 30, 2020 or 2.0% if the redemption occurs between July 1, 2020 and June 30, 2021. There is no redemption premium for redemptions occurring after June 30, 2021. The holders of the Preferred Units also possess a redemption right and may redeem their units for an amount equal to their liquidation preference as described above. The Company classifies its Senior Preferred and Preferred Units as temporary equity, or outside of Member’s equity/(deficit), because the redemption rights are not solely within the Company’s and our parent’s control.
As of December 31, 2020, the Senior Preferred Units and Preferred Units were deemed to be currently redeemable and are measured at the maximum redemption amount, with the offset recorded to Additional paid-in
capital on the Consolidated Balance Sheets. Therefore, the Senior Preferred Units were accreted to an amount equal to their liquidation preference plus the applicable premium, and the Preferred Units are carried at an amount equal to their unreturned capital.